SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL	12 Months Ended
Dec. 31, 2010
Securities Purchased Under Agreements To Resell Abstract
SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL

NOTE 7: SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL

The Group enters into purchases of securities under agreements to resell substantially identical securities. These agreements are classified as lending arrangements. Agreements with third parties specify the Group's rights to request collateral, based on its monitoring of the fair value of the underlying securities on a daily basis. Securities accepted as collateral may be sold or re-pledged. The Group has sold or re-pledged as at December 31, 2009 and 2010, EUR 511,120 thousand and EUR 98,500 thousand, respectively, of the securities accepted as collateral.